CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016
Reconciliation to the Consolidated and Combined Balance Sheets
Cash and cash equivalents	$ 34		$ 95
Restricted cash included in prepaid expenses and other current assets	1		2
Total cash, cash equivalents and restricted cash shown in the consolidated and combined statements of cash flows	$ 35	$ 105	$ 97
Fairrington
Supplemental Non-Cash Disclosure:
Issuance of stock for acquisitions of businesses	1.0
R.R. Donnelley & Sons | Courier Corporation
Supplemental Non-Cash Disclosure:
Issuance of stock for acquisitions of businesses		8.0